Report of the directors financial review risk report - Management judgemental adjustments (Details) - Allowance for ECL - USD ($) $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 2.0		$ 1.3
Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1.3		1.5
Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.7		(0.2)
Low-risk counterparties (banks, sovereigns and government entities)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(0.7)		(0.7)
Low-risk counterparties (banks, sovereigns and government entities) | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.1		0.0
Low-risk counterparties (banks, sovereigns and government entities) | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(0.8)		(0.7)
Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1.4	$ 1.4	0.5
Corporate lending adjustments | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1.4		0.5
Retail lending probability of default adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(0.1)		(0.8)
Retail lending probability of default adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(0.1)		(0.8)
Retail model default timing adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.4		1.9
Retail model default timing adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.4		1.9
Macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.6		0.1
Macroeconomic-related adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.6		0.1
Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.3		0.3
Other retail lending adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 0.3		$ 0.3